Lease liabilities (Narrative) (Details) - Finance lease obligations [Member]	Dec. 31, 2025
Bottom of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	2.50%
Top of range [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Borrowings, interest rate	8.49%